Intangible Assets And Liabilities (Details Narrative)	6 Months Ended
Jun. 30, 2021 USD ($)
Finite-Lived Intangible Liabilities [Member]
Amortization method	straight line
Intangible liabilities, Residual value	$ 0
Weighted average useful life	2 years 8 months 12 days
Finite-Lived Intangible Assets [Member]
Amortization method	straight line
Intangible assets, Residual value	$ 0